Leases - Summary of Maturities of Finance Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total finance payments	$ 194,163
Less: interest	(96,094)
Less: tenant improvement allowance	(273)
Present value of finance liabilities	97,796
Less: short-term finance liabilities	(10,217)	$ (10,853)
Present value of long-term finance liabilities	87,579	$ 80,400
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total finance payments	12,881
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total finance payments	13,204
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total finance payments	13,535
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total finance payments	13,875
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total finance payments	14,223
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total finance payments	$ 126,445